Goodwill (Details) $ in Millions	3 Months Ended
Mar. 31, 2022 USD ($)
Goodwill [Roll Forward]
Beginning balance	$ 1,071
Reclassification to assets held for sale	(117)
Ending balance	954
ASC
Goodwill [Roll Forward]
Beginning balance	652
Reclassification to assets held for sale	(117)
Ending balance	535
IMS
Goodwill [Roll Forward]
Beginning balance	419
Reclassification to assets held for sale
Ending balance	$ 419